Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Outlines The Currency Exchange Rates [Abstract]
Year-end spot rate	0.067114	0.064601	0.070795
Average rate	0.064661	0.066076	0.070293